Nature of business	6 Months Ended
Jun. 30, 2024
Nature of business
Nature of business

1. Nature of business

FSD Pharma Inc. (“FSD” or the “Company”) is a biopharmaceutical company dedicated to building a portfolio of innovative assets and biotech solutions for the treatment of challenging neurodegenerative, inflammatory and metabolic disorders and alcohol misuse disorders with drug candidates in different stages of development. Through its wholly-owned subsidiary, Lucid Psycheceuticals Inc. ("Lucid"), FSD is focused on the research and development of its lead compound, Lucid-MS (formerly Lucid-21-302) ("Lucid-MS"). Lucid-MS is a patented new chemical entity shown to prevent and reverse myelin degradation, the underlying mechanism of multiple sclerosis, in preclinical models. FSD is also focused on the research and development of a treatment for alcohol misuse for application in hospitals and other medical practices. FSD maintains a portfolio of strategic investments through its wholly-owned subsidiary, FSD Strategic Investments Inc., which represent loans secured by residential property.

The Company’s registered office is located at 199 Bay Street, Suite 4000, Toronto, Ontario, M5L 1A9. The Company’s shares are listed on the Nasdaq Capital Market and on the Canadian Securities Exchange under the symbol “HUGE”.

On July 31, 2023, the Company entered into an exclusive intellectual property license agreement (the “License Agreement”) with Celly Nutrition Corp. (“Celly”). The License Agreement provides Celly access to proprietary information for the purposes of consumer product development and marketing. The License Agreement grants Celly the rights to a proprietary formulation of natural ingredients, vitamins, and minerals to help with liver and brain function for the purposes of potentially quickly relieving from the effects of alcohol consumption, such as inebriation, and restoring normal lifestyle. The License Agreement also grants Celly rights to certain trademarks. In exchange, FSD received 200,000,000 common shares in the capital of Celly following a 2:1 share-split. The Company also received an anti-dilution Warrant Certificate that entitles FSD to purchase up to 25% of the common shares deemed outstanding less the 200,000,000 common shares issued under the License Agreement and from time to time as a result of any partial exercise under the anti-dilution Warrant Certificate. FSD Pharma is also entitled to certain license fees and royalties under the License Agreement. Through the License Agreement, FSD acquired 34.66% of Celly. On July 31, 2023, the Company and Celly entered into a loan agreement for gross proceeds of C$1,000,000. The loan was funded on August 1, 2023, and accrues interest at a rate of 10% per annum. Interest is payable annually and the loan matures on July 31, 2026. In November 2023, through the Plan of Arrangement the Company distributed 45,712,529 of its 200,000,000 shares of Celly to its shareholders. The condensed consolidated interim financial statements incorporate the assets and liabilities of Celly as of June 30, 2024, and the results of operations and cash flows for the three and six months ended June 30, 2024 [Note 2(c)]. As of June 30, 2024, the Company has a 25.71% (December 31, 2023 – 26.15%) ownership interest in Celly through common shares held in Celly.

Going concern

The condensed consolidated interim financial statements of the Company for the three and six months ended June 30, 2024, and 2023, have been prepared on the basis of accounting principles applicable to a going concern, which assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of operations. These financial statements do not include any adjustments to the amounts and classification of assets and liabilities that would be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.

The Company is in the preliminary stages of its planned operations and has not yet determined whether its processes and business plans are economically viable. The continued operations of the Company and the recoverability of amounts shown for intangible assets are dependent upon the ability of the Company to obtain sufficient financing to complete the research and development program of Lucid-MS. As well as fund the research and development of a treatment for alcohol misuse for application in hospitals and other medical practices.

As at June 30, 2024, the Company had an accumulated deficit of $162,923,451 (December 31, 2023 - $157,908,160) and working capital of $4,977,191 (December 31, 2023 - $6,519,739), and incurred net loss of $5,443,924 (2023 - $15,447,822) for the six months ended June 30, 2024. Whether, and when, the Company can attain profitability and positive cash flows from operations is subject to material uncertainty. The application of the going concern assumption is dependent upon the Company’s ability to generate future profitable operations and obtain necessary financing to do so. The Company will need to raise additional capital to fund its planned operations and meet its obligations. While the Company has been successful in obtaining financing to date and believes it will be able to obtain sufficient funds in the future and ultimately achieve profitability and positive cash flows from operations, there can be no assurance that the Company will achieve profitability and be able to do so on terms favourable for the Company. The above events and conditions indicate there is a material uncertainty that casts significant doubt about the Company’s ability to continue as a going concern.

Subsidiaries

These condensed consolidated interim financial statements are comprised of the financial results of the Company and its subsidiaries, which are the entities over which the Company has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and can affect those returns through its power over the investee. The Company has the following subsidiaries:

		Ownership percentage as at	Ownership percentage as at
Entity Name	Country	June 30, 2024	December 31, 2023
		%	%
FSD Biosciences Inc.	USA	100.00	100.00
Prismic Pharmaceuticals Inc.	USA	100.00	100.00
FV Pharma Inc.	Canada	100.00	100.00
Lucid Psycheceuticals Inc.	Canada	100.00	100.00
FSD Strategic Investments Inc.	Canada	100.00	100.00
FSD Pharma Australia Pty Ltd	Australia	100.00	100.00
Celly Nutrition Corp.	Canada	25.71	26.15
HUGE Biopharma Australia Pty. Ltd.	Australia	100.00	-

Non-controlling interests (“NCI”) represent ownership interests in consolidated subsidiaries by parties that are not shareholders of the Company. They are shown as a component of total equity in the condensed consolidated interim statements of financial position, and the share of income (loss) attributable to non-controlling interests is shown as a component of net income (loss) in the condensed consolidated interim statements of loss and comprehensive loss. Changes in the parent company’s ownership that do not result in a loss of control are accounted for as equity transactions.